SHAREHOLDERS' EQUITY (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		6 Months Ended
	Jan. 31, 2023	Jun. 30, 2026	Jun. 30, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options granted		23,600
Stock options granted, exercise price, minimum		$ 1.76
Stock options granted, exercise price, maximum		$ 2.9
Vesting period		4 years
Weighted average fair value of options granted during period		$ 1.33	$ 1.2
Unrecognized estimated compensation cost		$ 2,203
Period over which compensation expense will be recognized		2 years 7 months 17 days
Sales Agreement With Leerink Partner LLC [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Proceeds from issuance of common stock	$ 100,000
Ordinary shares issued		7,767,626
Proceeds from ordinary shares in offering		$ 14,152
Issuance expenses		$ 943